Intangible Assets and Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill	$ 40,308	$ 40,308
Amortization of intangible assets	11,600	8,400	$ 8,900
LNG segment
Goodwill [Line Items]
Goodwill	31,921	31,921
NGL segment
Goodwill [Line Items]
Goodwill	8,387	8,387
Operating Segments
Goodwill [Line Items]
Goodwill	$ 40,308	$ 40,308